Investments in associates (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Investments in associates [Line Items]
Disclosure of interests in associates [text block]
(a)	This caption is made up as follows:

	Share in equity
	2017	2016	2017	2016
	%	%	US$(000)	US$(000)

Sociedad Minera Cerro Verde S.A.A.	19.584	19.584	1,124,008	1,055,488
Minera Yanacocha S.R.L.	45.95	43.65	324,861	402,866
Compañía Minera Coimolache S.A.	40.095	40.095	86,183	74,734
Other minor investments			1,835	3,519
			1,536,887	1,536,607

Disclosure of detailed information about the net share in profit loss of associates [Text Block]
(b)	The table below presents the net share in profit (loss) of associates:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Minera Yanacocha S.R.L.	(76,585)	(455,598)	(196,510)
Sociedad Minera Cerro Verde S.A.A.	68,521	66,763	6,518
Compañía Minera Coimolache S.A.	21,271	23,514	16,617
	13,207	(365,321)	(173,375)

Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Disclosure of detailed information about financial position of associate under equity method [Text Block]
The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2017	2016
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,055,135	1,107,893
Non-current assets	964,260	937,992
Current liabilities	123,315	(135,136)
Non-current liabilities	(1,236,965)	(1,025,025)
Shareholders’ equity, reported	659,115	885,724

Groups’ interest (45.95% in 2017 and 43.65% in 2016)	302,863	386,618
Goodwill	21,998	16,248

	324,861	402,866

Disclosure of detailed information about income statement of associates [Text Block]

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Statements of profit or loss as of December 31,
Net sales	645,176	761,193	1,031,174
Other operating income	21,870	17,713	10,625
Costs of sales	(746,918)	(776,394)	(758,033)
Cost of other operating income	(2,062)	(2,951)	(2,524)
Operating expenses	(63,514)	(71,496)	(82,846)
Administrative expenses	(4,760)	(8,780)	(20,028)
Selling expenses	(3,921)	(3,695)	(3,534)
Impairment loss of long-lived assets	-	(889,499)	-
Finance income (costs)	(17,935)	(12,975)	(22,061)
Gain (loss) from currency exchange difference	3,636	(13,741)	(251)
Income (loss) before income tax	(168,428)	(1,000,625)	152,522
Income tax	(7,026)	(43,127)	(602,717)
Net loss reported	(175,454)	(1,043,752)	(450,195)
Group’s interest (43.65%)	(76,585)	(455,598)	(196,510)

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Disclosure of detailed information about financial position of associate under equity method [Text Block]
The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2017	2016
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,563,874	1,218,508
Non-current assets	6,127,133	6,417,115
Current liabilities	(510,790)	(293,631)
Non-current liabilities	(1,991,055)	(2,502,711)

Shareholders’ equity, reported	5,189,162	4,839,281

Group’s interest (19.584%)	1,016,245	947,725
Goodwill	107,763	107,763

	1,124,008	1,055,488

Disclosure of detailed information about income statement of associates [Text Block]
	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Revenue	3,202,931	2,384,154	1,115,617
Cost of sales	(1,768,238)	(1,553,040)	(862,004)
Sales expenses	(141,669)	(131,391)	(56,215)
Other operating expenses, net	(258,826)	(24,107)	(26,600)
Finance costs	(216,912)	(80,438)	(16,010)
Finance income	5,350	954	512
Net gain (loss) of exchange difference	13,288	7,857	(75,770)
Profit before income taxes	835,924	603,989	79,530
Income tax	(486,043)	(263,082)	(46,246)
Net profit, reported	349,881	340,907	33,284

Group’s interest (19.584%)	68,521	66,763	6,518

Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Disclosure of detailed information about financial position of associate under equity method [Text Block]
The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2017	2016
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	101,668	73,480
Non-current assets	278,866	261,075
Current liabilities	(44,411)	(28,532)
Non-current liabilities	(106,332)	(102,519)

Shareholders’ equity, reported	229,791	203,504

Adjustments to conform to the accounting policies of the Group	(14,843)	(17,111)

Shareholders’ equity, adjusted	214,948	186,393

Group’s interest (40.095%)	86,183	74,734

Disclosure of detailed information about income statement of associates [Text Block]
	2017	2016	2015
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:
Revenue	203,790	198,873	177,347
Cost of sales	(121,021)	(107,913)	(104,549)
Administrative expenses	(3,829)	(4,144)	(2,185)
Sales expenses	(946)	(1,128)	(1,111)
Other operating income (expenses), net	(587)	755	765
Finance income	220	38	23
Finance costs	(3,304)	(1,614)	(723)
Exchange difference	(174)	(117)	(1,300)
Profit before income taxes	74,149	84,750	68,267
Income tax	(23,362)	(27,894)	(29,861)
Net profit, reported	50,787	56,856	38,406

Adjustments to conform to the accounting policies of the Group	2,265	1,790	3,039

Net profit, adjusted	53,052	58,646	41,445

Group’s interest (40.095%)	21,271	23,514	16,617